Other Comprehensive Income (Loss) - Changes in Accumulated Other Comprehensive Income (Loss), Net of Applicable Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	¥ 1,009	¥ (2,719)	¥ (2,547)
Other comprehensive income before reclassifications	1,708
Amounts reclassified from accumulated other comprehensive income	2
Changes in accumulated other comprehensive income, net	1,710	3,728	(172)
Balance, ending	2,719	1,009	(2,719)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	1,033	(2,613)	(2,158)
Other comprehensive income before reclassifications	1,658
Changes in accumulated other comprehensive income, net	1,658	3,646	(455)
Balance, ending	2,691	1,033	(2,613)
Net unrealized gains (losses) on available-for-sale securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	25	(54)	(54)
Other comprehensive income before reclassifications	50
Changes in accumulated other comprehensive income, net	50	79	0
Balance, ending	75	25	(54)
Pension liability adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Balance, beginning	(49)	(52)	(335)
Amounts reclassified from accumulated other comprehensive income	2
Changes in accumulated other comprehensive income, net	2	3	283
Balance, ending	¥ (47)	¥ (49)	¥ (52)